Note 7 - Right-of-use Asset - Lease Obligation (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement Line Items [Line Items]
Lease obligation	$ 19,600	$ 537,952	$ 574,762
Accretion on lease liability		20,492	21,990
Lease payment	(19,600)	(58,798)	(58,800)
Lease obligation	$ 0	19,600	$ 537,952
Adjustment from lease reassessment		$ (480,046)